Interest Income, Net (Tables)	12 Months Ended
Dec. 31, 2024
Interest and Other Income [Abstract]
Summary of Interest Income Net

	Year Ended December 31,
	2022	2023	2024
	(in US$ thousands)
Interest income	$9,636	$18,836	$16,941
Less: Interest expense	—	(35)	(780)
Add: Interest capitalization	—	15	527
Interest income, net	$9,636	$18,816	$16,688